Note Q - Consolidated Quarterly Financial Information (unaudited) (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
2013
Total interest income	$ 35,958		$ 39,001		$ 44,040
Total interest expense	3,573		6,346		10,169
Net interest income	32,385		32,655		33,871
Provision for loan losses	477		1,583		4,896
Noninterest income	8,518		8,483		7,222
Noninterest expense	29,375		29,741		28,299
Net income	8,112		7,052		5,835
Earnings per share (in Dollars per share)	$ 2.00		$ 1.75		$ 1.46
First Quarter [Member]
2013
Total interest income	9,480		10,665		12,025
Total interest expense	1,059		1,753		2,822
Net interest income	8,421		8,912		9,203
Provision for loan losses	31	[1]	1,316	[2]	2,944	[3]
Noninterest income	3,940	[4]	3,479	[4]	3,659	[4]
Noninterest expense	7,948		7,332		7,098
Net income	3,223		2,622		2,033
Earnings per share (in Dollars per share)	$ 0.79		$ 0.65		$ 0.51
Second Quarter [Member]
2013
Total interest income	8,764		9,657		10,817
Total interest expense	923		1,604		2,663
Net interest income	7,841		8,053		8,154
Provision for loan losses	(189)	[1]	524	[2]	759	[3]
Noninterest income	1,965	[4]	1,974	[4]	1,687	[4]
Noninterest expense	7,317		7,162		6,981
Net income	1,942		1,719		1,555
Earnings per share (in Dollars per share)	$ 0.48		$ 0.43		$ 0.39
Third Quarter [Member]
2013
Total interest income	8,748		9,405		10,693
Total interest expense	818		1,538		2,509
Net interest income	7,930		7,867		8,184
Provision for loan losses	833	[1]	1,183	[2]	1,152	[3]
Noninterest income	1,574	[4]	1,674	[4]	1,058	[4]
Noninterest expense	7,320		6,957		7,001
Net income	1,061		1,107		886
Earnings per share (in Dollars per share)	$ 0.26		$ 0.27		$ 0.22
Fourth Quarter [Member]
2013
Total interest income	8,966		9,274		10,505
Total interest expense	773		1,451		2,175
Net interest income	8,193		7,823		8,330
Provision for loan losses	(198)	[1]	(1,440)	[2]	41	[3]
Noninterest income	1,039	[4]	1,356	[4]	818	[4]
Noninterest expense	6,790		8,290		7,219
Net income	$ 1,886		$ 1,604		$ 1,361
Earnings per share (in Dollars per share)	$ 0.47		$ 0.40		$ 0.34

[1]	During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[2]	During the fourth quarter of 2012, the Company experienced a large recovery of $1,250 on a previously charged-off commercial loan which lowered net charge-offs. The large decrease in net charge-offs contributed to a lower historical loan loss factor that created a lower level of general allocations within the allowance for loan losses.
[3]	During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management's evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment. The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax software provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax software provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.